Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Text block1 [abstract]
Schedule of Purchase Commitments in Connection With Commodity Streams
In connection with its commodity streams, the Company has committed to purchase the following:

Stream	% of Life of Mine Gold or Relevant Commodity 5, 6, 7, 8, 9	Per Ounce Cash Payment: lesser of amount below and the then prevailing market price of commodity (unless otherwise noted) 1, 2, 3, 4
Black Fox	8%	$561
Chapada	4.2%	30% of copper spot price
Entrée	5.62% on Hugo North Extension and 4.26% on Heruga	$220
Karma	26,875 ounces over 5 years and 1.625% thereafter	20% of gold spot price
Ming	25% of the first 175,000 ounces of gold produced, and 12% thereafter	$nil
Relief Canyon	32,022 ounces over 5.5 years and 4% thereafter	Varies
Santa Elena	20%	$464
Yamana silver stream	20%	30% of silver spot price

1	Subject to an annual inflationary adjustment except for Ming.

2
For the Relief Canyon stream, after receipt of 32,022 gold ounces (the cost of which is nil), the Company is entitled to purchase 4.0% of the gold and silver produced from the Relief Canyon
m
ine
 for ongoing per ounce cash payments equal to 30%–65% of the spot price of gold or silver, with the range dependent on the concession’s existing royalty obligations.

3	For the Entrée Gold Stream, after approximately 8.6 million ounces of gold have been produced from the joint venture property, the price increases to $500 per gold ounce.

4
For the Entrée silver stream, percentage of life of mine is 5.62% on Hugo North Extension and 4.26% on Heruga which the Company can purchase for the lesser of the prevailing market price and $5 per ounce of silver until
40.3
 million ounces of silver have been produced from the entire joint venture property. Thereafter, the purchase price will increase to the lesser of the prevailing market price and $10 per ounce of silver.

5	For the Entrée Gold and silver stream, percentage of life of mine is 5.62% on Hugo North Extension and 4.26% on Heruga if the minerals produced are contained below 560 metres in depth.

6	For the Entrée Gold and silver stream, percentage of life of mine is 8.43% on Hugo North Extension and 6.39% on Heruga if the minerals produced are contained above 560 metres in depth.

7
For the Entrée copper stream, the Company has committed to purchase an amount equal to 0.42% of the copper produced from the Hugo North Extension and Heruga deposits. If the minerals produced are contained above 560 metres in depth, then the commitment increases to 0.62% for both the Hugo North Extension and Heruga deposits. Sandstorm will make ongoing per pound cash payments equal to the lesser of $0.50 and the then prevailing market price of copper, until 9.1 billion pounds of copper have been produced from the entire joint venture property. Thereafter, the ongoing per pound payments will increase to the lesser of $1.10 and the then prevailing market price of copper.

8
For the Chapada copper stream, the Company has committed to purchase an amount equal to 4.2% of the copper produced (up to an annual maximum of 3.9 million pounds of copper) until the mine has delivered 39 million pounds of copper to Sandstorm; then 3.0% of the copper produced until, on a cumulative basis, the mine has delivered 50 million pounds of copper to Sandstorm; then 1.5% of the copper produced thereafter, for the life of the mine.

9
Under the terms of the Yamana silver stream, Sandstorm has agreed to purchase an amount of silver from Cerro Moro equal to 20% of the silver produced (up to an annual maximum of 1.2 million ounces of silver), until Yamana has delivered to Sandstorm 7.0 million ounces of silver; then 9.0% of the silver produced thereafter.